Note Offsetting of financial assets and liabilities (Offsetting of financial liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 14,343	$ 23,032
Derivative Liability Fair Value Gross Asset	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	14,343	23,032
Derivative Liability Fair Value Gross Asset Not Offset	114	320
Derivative Collateral Right To Reclaim Securities	4,050	8,781
Derivative Collateral Rigth to Reclaim Cash That Not Exceed Net Amount Presented	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral, Total	10,179	13,931
Securities Borrowed Amount Offset Against Collateral [Abstract]
Securities Sold Under Agreements To Repurchase Gross	712,145	1,171,657
Securities Sold Under Agreements To Repurchase Asset	0	0
Securities Sold Under Agreements To Repurchase Offsetting	712,145	1,171,657
Securities Sold Under Agreements To Repurchase Collateral Right To Reclaim Securities	712,145	1,171,657
Securities Sold Under Agreements To Repurchase Not Offset	0	0
Securities Sold Under Agreements To Repurchase Collateral Right To Reclaim Cash	0	0
Securities Sold Under Agreements To Repurchase Amount Offset Against Collateral	0	0
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned [Abstract]
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Gross	726,488	1,194,689
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Asset	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned	726,488	1,194,689
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Asset Not Offset	114	320
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Collateral Right To Reclaim Securities	716,195	1,180,438
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Collateral Right To Reclaim Cash	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Amount Offset Against Collateral	$ 10,179	$ 13,931